Contract Assets (Details) - Schedule of Contract Asset - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Schedule of Contract Asset is an Advance Payment [Abstract]
Balance as of the beginning of the period	$ 1,682,289		$ 583,895
Add: net increase in current period contract asset	1,465,847	1,682,289
Less: inventory recognized from beginning contract asset	(1,434,706)		583,895
Total contract assets as the end of the period	$ 1,713,430	$ 1,682,289